RELATED PARTY TRANSACTIONS - Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Total	¥ 31,610	$ 4,452	¥ 3,932
Goumei
RELATED PARTY TRANSACTIONS
Total	4,530	638	¥ 3,932
Tianshu | Related Party
RELATED PARTY TRANSACTIONS
Total	¥ 27,080	$ 3,814